Fair value of financial instruments - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of fair value measurement of assets and liabilities [line Items]
Transfers into Level 3	$ 0
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	931,102
Fair value assets, ending balance	952,878
Fair value liabilities, beginning balance	712,835
Fair value liabilities, ending balance	701,870
Recurring [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4,033	$ 4,183
Gains (losses) included in earnings	(190)	(90)
Gains (losses) included in OCI	(47)	96
Purchases (issuances)	183	209
Settlement (sales) and other	(3)	(126)
Transfers into Level 3	(55)	(215)
Transfers out of Level 3	57	118
Fair value assets, ending balance	3,978	4,175
Gains (losses) included in earnings for positions still held	(219)	(72)
Fair value liabilities, beginning balance	(301)	(478)
Gains (losses) included in earnings	(6)	1
Gains (losses) included in OCI	3	(6)
Purchases (issuances)	(41)	(232)
Settlement (sales) and other	5	62
Transfers into Level 3	(107)	(166)
Transfers out of Level 3	258	185
Fair value liabilities, ending balance	(189)	(634)
Gains (losses) included in earnings for positions still held		37
Recurring [member] | Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	745	680
Gains (losses) included in earnings	1
Gains (losses) included in OCI	(5)	27
Settlement (sales) and other	(6)	(10)
Fair value assets, ending balance	735	697
Gains (losses) included in earnings for positions still held	1
Recurring [member] | Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	29	31
Gains (losses) included in OCI	1	1
Fair value assets, ending balance	30	32
Recurring [member] | Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	134	143
Gains (losses) included in earnings	1
Gains (losses) included in OCI	(4)	6
Settlement (sales) and other	(4)	(7)
Fair value assets, ending balance	127	142
Gains (losses) included in earnings for positions still held	1
Recurring [member] | Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	582	506
Gains (losses) included in OCI	(2)	20
Settlement (sales) and other	(2)	(3)
Fair value assets, ending balance	578	523
Recurring [member] | Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(608)	(493)
Gains (losses) included in earnings	(51)	12
Purchases (issuances)	3	(67)
Settlement (sales) and other		3
Transfers into Level 3	(1)	2
Transfers out of Level 3		8
Fair value assets, ending balance	(657)	(535)
Gains (losses) included in earnings for positions still held	(49)	12
Recurring [member] | Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	56	(51)
Gains (losses) included in earnings	(115)	(14)
Gains (losses) included in OCI	1
Purchases (issuances)	(33)	1
Settlement (sales) and other	47
Transfers out of Level 3		(2)
Fair value assets, ending balance	(44)	(66)
Gains (losses) included in earnings for positions still held	(115)	(25)
Recurring [member] | Level 3 [member] | Credit Derivatives [Member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2
Gains (losses) included in earnings	(1)
Fair value assets, ending balance	1
Recurring [member] | Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(256)	(303)
Gains (losses) included in earnings	34	(21)
Gains (losses) included in OCI	5	(13)
Purchases (issuances)	(13)	(12)
Settlement (sales) and other	6	4
Transfers into Level 3	(74)	(225)
Transfers out of Level 3	64	115
Fair value assets, ending balance	(234)	(455)
Gains (losses) included in earnings for positions still held	(2)	(16)
Recurring [member] | Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(79)	18
Purchases (issuances)	(11)	(10)
Settlement (sales) and other	47
Fair value assets, ending balance	(43)	8
Recurring [member] | Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4	7
Settlement (sales) and other	(1)
Fair value assets, ending balance	3	7
Recurring [member] | Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,274	1,781
Gains (losses) included in earnings	(50)	(3)
Gains (losses) included in OCI	(2)	23
Purchases (issuances)	123	90
Settlement (sales) and other	(1)	(19)
Transfers into Level 3	20	7
Transfers out of Level 3	(7)	(3)
Fair value assets, ending balance	1,357	1,876
Gains (losses) included in earnings for positions still held	(76)	(1)
Recurring [member] | Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,895	2,544
Gains (losses) included in earnings	(8)	(64)
Gains (losses) included in OCI	(46)	59
Purchases (issuances)	114	207
Settlement (sales) and other	(95)	(104)
Transfers into Level 3		1
Fair value assets, ending balance	2,860	2,643
Gains (losses) included in earnings for positions still held	22	(42)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	32
Gains (losses) included in earnings	(1)
Gains (losses) included in OCI	(1)
Fair value assets, ending balance	30
Gains (losses) included in earnings for positions still held	(1)
Recurring [member] | Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,863	2,544
Gains (losses) included in earnings	(7)	(64)
Gains (losses) included in OCI	(45)	59
Purchases (issuances)	114	207
Settlement (sales) and other	(95)	(104)
Transfers into Level 3		1
Fair value assets, ending balance	2,830	2,643
Gains (losses) included in earnings for positions still held	23	(42)
Recurring [member] | Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(301)	(478)
Gains (losses) included in earnings	(6)	1
Gains (losses) included in OCI	3	(6)
Purchases (issuances)	(41)	(232)
Settlement (sales) and other	5	62
Transfers into Level 3	(107)	(166)
Transfers out of Level 3	258	185
Fair value liabilities, ending balance	$ (189)	(634)
Gains (losses) included in earnings for positions still held		$ 37